FINANCIAL INSTRUMENTS - Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3	12 Months Ended
Dec. 31, 2021 USD ($) number
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 63,886,000
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 728,000
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 377,000
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.000176
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage | number	0.000411
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 63,886,000
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 13,615,000
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 17,076,000
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	969,000
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	42,784,000
Expected operating margin
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 63,886,000
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 8,580,000
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 1,876,000
Expected operating margin | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.1735
Expected operating margin | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.3518